Intangible Assets, Net (Tables) - Finite-Lived Intangible Assets	12 Months Ended
Dec. 31, 2025
Summary of Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2024
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
	(In thousands)
Intellectual property rights (i)	545,324	(352,689)	192,635
Published mobile games	305,980	(305,980)	—
Trademarks	165,262	(127,580)	37,682
Domain names	185,558	(138,134)	47,424
Technology	101,000	(101,000)	—
Others	62,837	(50,717)	12,120
	1,365,961	(1,076,100)	289,861

	As of December 31, 2025
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In thousands)
Intellectual property rights (i)	505,404	(371,718)	133,686	19,117
Published mobile games	256,477	(256,477)	—	—
Trademarks	165,262	(131,781)	33,481	4,788
Domain names	185,558	(145,158)	40,400	5,777
Technology	101,000	(101,000)	—	—
Others	56,515	(46,997)	9,518	1,361
	1,270,216	(1,053,131)	217,085	31,043

(i)
Intellectual property rights include various rights the Company acquired either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

Summary of Estimated Amortization Expense Relating to Existing Intangible Assets	Estimated amortization expense relating to the existing intangible assets for each of the following years is as follows:

	RMB	US$
	(In thousands)
Within 1 year	63,490	9,079
Between 1 and 2 years	52,605	7,522
Between 2 and 3 years	44,916	6,423
Between 3 and 4 years	35,220	5,036
Between 4 and 5 years	10,954	1,566